Leases - Schedule Of Undiscounted Future Minimum Payments (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases.
2025	¥ 2,940	$ 403
2026	1,479	203
2027	193	26
Total undiscounted cashflows	4,612	632
Less: imputed interest	159	22
Present value of lease liabilities	¥ 4,453	$ 610